Statement of Operations (Unaudited) (Parenthetical) - $ / shares	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Income Statement [Abstract]
Earnings Per Share, Basic	$ (0.12)	$ (0.08)	$ (0.36)	$ (0.40)
Earnings Per Share, Diluted	$ (0.12)	$ (0.08)	$ (0.36)	$ (0.40)